LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of total operating lease expenses

	For the year ended December 31,
	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	6,273	6,093
Right-of-use assets obtained in exchange for new lease obligations:	690	3,371

	As of December 31,
	2021	2022
Weighted average remaining lease term	6.38	5.79	year
Weighted average discount rate	6.41%	6.04%

Summary of maturity analysis of the annual undiscounted cash flows

Years ending December 31,
2023	6,229
2024	4,719
2025	3,416
2026	2,206
2027	843
2028 and thereafter	3,770
Less: imputed interest	(3,437)
Total operating lease liabilities	17,746
Less: current operating lease liabilities	5,372
Non-current operating lease liabilities	12,374